Equity - Equity Attributable to Non-Controlling Interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	€ 6,477
Profit/(loss) for the year	308	€ 2,580	€ 375
Other movements	59	16	29
Ending balance	6,620	6,477
Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Sales of non-controlling interests and inclusion of companies			645
Sales of non-controlling interests and inclusion of companies			645
Telxius Towers Germany Gmbh
Equity Attributable to Non-Controlling Interests [Roll Forward]
Increase in deferred tax asset			184
Bluevia Fibra, S.L.U.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Sales of non-controlling interests and inclusion of companies	23
Sales of non-controlling interests and inclusion of companies	23
Non-controlling interests
Equity Attributable to Non-Controlling Interests [Roll Forward]
Other movements	1		(5)
Non-controlling interests | Telefônica Brasil, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	3,106	3,106	4,442
Sales of non-controlling interests and inclusion of companies	0	0	(2)
Acquisitions of non-controlling interests and exclusion of companies	(86)	(63)	0
Dividends paid	(241)	(236)	(272)
Profit/(loss) for the year	198	271	217
Change in translation differences	425	17	(1,296)
Other movements	(3)	11	17
Ending balance	3,399	3,106	3,106
Sales of non-controlling interests and inclusion of companies	0	0	(2)
Non-controlling interests | Telefónica Deutschland Holding, A.G.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	2,353	2,346	2,544
Sales of non-controlling interests and inclusion of companies	0	0	0
Acquisitions of non-controlling interests and exclusion of companies	(48)	(56)	0
Dividends paid	(161)	(165)	(156)
Profit/(loss) for the year	68	218	(30)
Change in translation differences	0	0	0
Other movements	25	10	(12)
Ending balance	2,237	2,353	2,346
Sales of non-controlling interests and inclusion of companies	0	0	0
Non-controlling interests | Colombia Telecomunicaciones, S.A., ESP
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	409	408	526
Sales of non-controlling interests and inclusion of companies	0	0	0
Acquisitions of non-controlling interests and exclusion of companies	0	0	0
Dividends paid	(7)	0	0
Profit/(loss) for the year	(4)	7	11
Change in translation differences	(47)	(28)	(62)
Other movements	(7)	22	(67)
Ending balance	344	409	408
Sales of non-controlling interests and inclusion of companies	0	0	0
Non-controlling interests | Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	546	1,089	681
Sales of non-controlling interests and inclusion of companies	0	0	323
Acquisitions of non-controlling interests and exclusion of companies	0	0	0
Dividends paid	0	(2,645)	(44)
Profit/(loss) for the year	50	2,098	187
Change in translation differences	13	16	(69)
Other movements	(10)	(12)	11
Ending balance	599	546	1,089
Sales of non-controlling interests and inclusion of companies	0	0	323
Non-controlling interests | Other
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	63	76	139
Sales of non-controlling interests and inclusion of companies	23	0	0
Acquisitions of non-controlling interests and exclusion of companies	(44)	0	(3)
Dividends paid	(2)	(5)	(44)
Profit/(loss) for the year	(4)	(14)	(10)
Change in translation differences	2	5	(8)
Other movements	3	1	2
Ending balance	41	63	76
Sales of non-controlling interests and inclusion of companies	23	0	0
Non-controlling interests | Telefónica, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance	6,477	7,025	8,332
Sales of non-controlling interests and inclusion of companies	23	0	321
Acquisitions of non-controlling interests and exclusion of companies	(178)	(119)	(3)
Dividends paid	(411)	(3,051)	(516)
Profit/(loss) for the year	308	2,580	375
Change in translation differences	393	10	(1,435)
Other movements	8	32	(49)
Ending balance	6,620	6,477	7,025
Sales of non-controlling interests and inclusion of companies	€ 23	€ 0	€ 321